AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 29, 2000

                                                           FILE NOS. 333-74411
                                                                     811-07467

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 4 [X]

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 19 [X]


                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                               ONE ALLSTATE DRIVE
                                  P.O. BOX 9095
                        FARMINGVILLE, NEW YORK 11738-9095
                                  516/451-5300

         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400

            (Name, Address and Telephone Number of Agent for Service)

                                   COPIES TO:

RICHARD T. CHOI, ESQUIRE                         TERRY R. YOUNG, ESQUIRE
FREEDMAN, LEVY, KROLL & SIMONDS                  ALLSTATE DISTRIBUTORS,  L.L.C.
1050 CONNECTICUT AVENUE, N.W., SUITE 825         3100 SANDERS ROAD, J5B
WASHINGTON, D.C.  20036-5366                     NORTHBROOK, IL  60062


            Approximate date of proposed public offering: Continuous



IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /x/ on October 2, 2000 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to  paragraph  (a)(1) of Rule 485
/ / on (date)  pursuant to  paragraph (a)(i) of Rule 485

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in the Allstate Life of New York Separate Account A under deferred variable annuity contracts.

                                Explanatory Note

Registrant is filing this post-effective amendment ("Amendment") for the purpose of adding two new variable sub-accounts that will be available under the Putnam Allstate Advisor Variable Annuity Contract described in the registration statement and to make certain non-material changes to the registration statement. The Amendment is not intended to amend or delete any part of the registration statement, except as specifically noted herein.

                   Allstate Life Insurance Company of New York
                  Allstate Life of New York Separate Account A

                    Supplement, dated October 2, 2000, to the
                    Putnam Allstate Advisor Variable Annuity
           Prospectus dated May 1, 2000, as supplemented July 17, 2000

This supplement amends the above-referenced prospectus for the Putnam Allstate Advisor Variable Annuity Contract (the "Contract"), offered by Allstate Life Insurance Company of New York, to add two new Variable Sub-Accounts. Please keep this supplement for future reference together with your prospectus.

Cover page:  Replace the second paragraph with the following:

    The Contract currently offers 29 investment alternatives ("investment alternatives"). The investment alternatives include 2 fixed account options ("Fixed Account Options") and 27 variable sub-accounts ("Variable
    Sub-Accounts") of the Allstate Life of New York Separate Account A ("Variable Account"). Each Variable Sub-Account invests exclusively in the Class IB shares of one of the following mutual fund portfolios ("Funds") of Putnam Variable Trust:


---------------------------------------------------- --------------------------------------------------------
Putnam VT American Government Income Fund                 Putnam VT International New Opportunities Fund
Putnam VT Asia Pacific Growth Fund                        Putnam VT Investors Fund
Putnam VT Capital Appreciation Fund                       Putnam VT Money Market Fund
Putnam VT Diversified Income Fund                         Putnam VT New Opportunities Fund
Putnam VT The George Putnam Fund of Boston                Putnam VT New Value Fund
Putnam VT Global Asset Allocation Fund                    Putnam VT OTC & Emerging Growth Fund
Putnam VT Global Growth Fund                              Putnam VT Research Fund
Putnam VT Growth and Income Fund                          Putnam VT Small Cap Value
Putnam VT Growth Opportunities Fund                       Putnam VT Technology Fund
Putnam VT Health Sciences Fund                            Putnam VT Utilities Growth and Income Fund
Putnam VT High Yield Fund                                 Putnam VT Vista Fund
Putnam VT Income Fund                                     Putnam VT Voyager Fund
Putnam VT International Growth Fund                           Putnam VT Voyager Fund II
Putnam VT International Growth and Income Fund
---------------------------------------------------- ------------------------------------------------------

Change all  references  throughout the  prospectus to the  availability  of "25"
Variable Sub-Accounts to "27" Variable Sub-Accounts, and "27" investment alternatives to "29" investment alternatives.

Page 8: Insert the following to the chart describing Fund Annual Expenses:


--------------------------------------------------------------------------------------------------------------
Fund
                                              Management Fees               Other Expenses    Total Annual
                                                               12b-1 Fees                     Fund Expenses
------------------------------------------  ----------------  ------------  ---------------- -------------
------------------------------------------  ----------------  ------------  ---------------- -------------

 Putnam VT Capital Appreciation Fund             0.65%             0.15%           0.27%          1.07%
 Putnam VT Voyager Fund II                       0.70%             0.15%           0.30%          1.15%
------------------------------------------  ----------------  ------------- --------------- -------------

Page 8: Replace the first sentence of footnote (1) to the chart describing Fund Annual Expenses with the following:

Figures shown in the table are based on the Funds' last fiscal year ended December 31, 1999, except that the figures for the Putnam VT Small Cap Value Fund, which commenced operations on April 30, 1999, the Putnam VT American Government Income Fund and the Putnam VT Growth Opportunities Fund, which commenced operations on January 31, 2000, the Putnam VT Technology Fund, which commenced operations on June 14, 2000, and the Putnam VT Capital Appreciation Fund and the Putnam VT Voyager Fund II, which commenced operations on September 1, 2000, are based on estimates for the Funds' current fiscal year.

Page 8: Delete footnote (4).


Page 9:  Insert the following to Example 1:


    Sub-Account                                          1 Year           3 Years
    -----------                                          ------           -------

Putnam Capital Appreciation                                $84              $118
-------------------------------------------------- ----------------- ---------------
Putnam Voyager II                                          $85              $120
-------------------------------------------------- ----------------- ---------------

Page 10:  Insert the following to Example 2:

    -------------------------------------------------- ----------------- -------------
    Sub-Account                                           1 Year           3 Years
    -----------                                           ------           -------

Putnam Capital Appreciation                                 $24              $75
-------------------------------------------------- ----------------- -----------------
Putnam Voyager II                                           $25              $78
-------------------------------------------------- ----------------- -----------------

Page 12: Insert the following after the second sentence in the second paragraph under the section entitled "Conract Owner":

The maximum age of any Contract Owner on the Issue Date for the Contract is 85.

Page 13: Insert the following after the fourth sentence in the first paragraph under the section entitled "Minimum Purchase Payments":

We reserve the right to accept a lesser initial purchase payment amount.

Page 15 : Insert the following to the table describing the investment objective of each Fund:

-------------------------------------------------- ---------------------------------------------------------
Fund:                                              Each Fund Seeks:
-------------------------------------------------- ---------------------------------------------------------
-------------------------------------------------- ---------------------------------------------------------
Putnam VT Capital Appreciation Fund                Capital appreciation
-------------------------------------------------- ---------------------------------------------------------
-------------------------------------------------- ---------------------------------------------------------
Putnam VT Voyager Fund II                          Long-term growth of capital
-------------------------------------------------- ---------------------------------------------------------
-------------------------------------------------- ---------------------------------------------------------



Page 19: Insert the following to the end of the first paragraph under the section entitled "Withdrawal Charge":

Each withdrawal taken, including withdrawals of earnings, is assumed to be taken from purchase payments first. When all purchase payments have been withdrawn, additional withdrawals will not be assessed a withdrawal charge.

Page 25: Replace the second sentence of the second paragraph under "The Contract" with the following:

Commissions paid may vary, but we estimate that the total commission paid on all Contract sales will not exceed 8.5% of all purchase payments.


A-3: Replace the last sentence of the footnote with the following:

No Accumulation Unit data is shown for the Putnam American Government Income or the Putnam Growth Opportunities Variable Sub-Accounts which were first offered as of February 4, 2000, for the Putnam Technology Variable Sub-Account, which was first offered as of July 17, 2000, or for the Putnam Capital Appreciation or the Putnam Voyager II Variable Sub-Accounts which were first offered as of October 2, 2000.

                   Allstate Life Insurance Company of New York
                  Allstate Life of New York Separate Account A

                      Supplement, dated October 2, 2000, to
                    Putnam Allstate Advisor Variable Annuity
                       Statement of Additional Information
                dated May 1, 2000, as supplemented July 17, 2000

This supplement amends certain disclosure contained in the above-referenced Statement of Additional Information ("SAI") for the Putnam Allstate Advisor Variable Annuity Contract (the "Contract") offered by Allstate Life Insurance Company of New York, to add two new Variable Sub-Accounts and to make additional non-material changes to the registration statement.

Page 6: Replace the fourth paragraph under Standardized Total Returns with the following:

Set out below are the standardized total returns for each Variable Sub-Account (other than the Putnam American Government Income, Putnam Growth Opportunities, Putnam Technology, Putnam Capital Appreciation, Putnam Voyager II and Putnam Money Market Variable Sub-Accounts) since its inception through December 31, 1999. All of the Variable Sub-Accounts commenced operations on December 10, 1999 except for the Putnam American Government Income and Putnam Growth Opportunities Variable Sub-Accounts, which commenced operations on February 4, 2000, the Putnam Technology Variable Sub-Account, which commenced operations on July 17, 2000, and the Putnam Capital Appreciation and Putnam Voyager II Variable Sub-Accounts, which commenced operations on October 2, 2000. The standardized total returns shown are not annualized.

Page 7: Replace the fifth paragraph under Non-Standardized Total Returns with the following:

The non-standardized total returns for each Variable Sub-Account (other than the Putnam American Government Income, Putnam Growth Opportunities, Putnam Technology, Putnam Capital Appreciation, Putnam Voyager II and Putnam Money Market Variable Sub-Accounts) since its inception through December 31, 1999 are set out below. All of the Variable Sub-Accounts commenced operations on December 10, 1999 except for the Putnam American Government Income and Putnam Growth Opportunities Variable Sub-Accounts, which commenced operations on February 4, 2000, the Putnam Technology Variable Sub-Account, which commenced operations on July 17, 2000, and the Putnam Capital Appreciation and Putnam Voyager II
Variable Sub-Accounts, which commenced operations on October 2, 2000. The non-standardized total returns shown are not annualized.

Page 7: Replace the second paragraph under Adjusted Historical Total Returns with the following:

The adjusted historical total returns for the Variable Sub-Accounts (other than the Putnam American Government Income, Putnam Growth Opportunities, Putnam Technology, Putnam Capital Appreciation, Putnam Voyager II and Putnam Money Market Variable Sub-Accounts) for the periods ended December 31, 1999 are set out below. Each of the Funds' Class IB shares corresponding to the Variable Sub-Accounts were first offered on April 30, 1998, except for the Putnam VT Diversified Income, Putnam VT Growth and Income, and Putnam VT International Growth Funds, which were first offered on April 6, 1998, the Putnam VT Research Fund, which was first offered on September 30, 1998, the Putnam VT Small Cap Value Fund, which was first offered on April 30, 1999, the Putnam VT American Government Income and Putnam VT Growth Opportunities Funds, which were first offered on January 31, 2000, the Putnam VT Technology Fund, which was first offered on June 14, 2000, and the Putnam VT Capital Appreciation and Putnam VT Voyager II Funds, which were first offered on September 1, 2000. For periods prior to the inception dates of the Funds' Class IB shares, the performance shown is based on the historical performance of the Funds' Class IA shares, adjusted to reflect the current expenses of the Funds' Class IB shares. The inception dates for the Funds are as follows:

Page 7: Insert the following to the table describing the inception dates for the
Funds:

     Variable Sub-Account               Inception Date of
                                        Corresponding Fund

     Putnam Capital Appreciation        September 1, 2000
     Putnam Voyager II                  September 1, 2000


Page 14: Replace the first sentence under "Sales Commissions" with the following:

Commissions paid may vary, but in the aggregate are not anticipated to exceed 8.5% of any purchase payment.

                                     PART C

                                OTHER INFORMATION

Part C is hereby amended to include the following exhibits:

Item 24(b) Exhibits:

(9)(d) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York

(10)(b) Consent of Freedman, Levy, Kroll & Simonds

(99)(e) Powers of Attorney for Margaret G. Dyer, Marla G. Friedman,
        John C. Lounds, J. Kevin McCarthy, Kenneth R. O'Brien, Steven C. Verney and Patricia W. Wilson.

Part C is hereby amended to replace Item 25 with the following:


NAME AND PRINCIPAL                  POSITION AND OFFICE WITH
BUSINESS ADDRESS*                   DEPOSITOR OF THE ACCOUNT

Thomas J. Wilson, II                 Director, Chairman of the Board and President
Michael J. Velotta                   Director, Vice President, Secretary and General Counsel
Marcia D. Alazraki                   Director
Margaret G. Dyer                     Director
Marla G. Friedman                    Director and Vice President
Vincent A. Fusco                     Director and Chief Operations Officer
John R. Hunter                       Vice President
Cleveland Johnson, Jr.               Director
John C. Lounds                       Director
J. Kevin McCarthy                    Director
Kenneth R. O'Brien                   Director
John R. Raben, Jr.                   Director
Leonard G. Sherman                   Vice President
Sally A. Slacke                      Director
Kevin R. Slawin                      Vice President
Samuel H. Pilch                      Controller
Steven C. Verney                     Director
Patricia W. Wilson                   Director and Assistant Vice President
Karen C. Gardner                     Vice President
Casey J. Sylla                       Chief Investment Officer
James P. Zils                        Treasurer
Richard L. Baker                     Assistant Vice President
D. Steven Boger                      Assistant Vice President
James J. Brazda                      Chief Administrative Officer
Patricia A. Coffey                   Assistant Vice President
Dorothy E. Even                      Assistant Vice President
Judith P. Greffin                    Assistant Vice President
Keith A. Hauschildt                  Assistant Vice President
Ronald A. Johnson                    Assistant Vice President
Charles D. Mires                     Assistant Vice President
Barry S. Paul                        Assistant Vice President and Assistant Treasurer
Timothy N. Vander Pas                Assistant Vice President
David A. Walsh                       Assistant Vice President
Joanne M. Derrig                     Assistant Secretary and Assistant General Counsel
Susan L. Lees                        Assistant Secretary
Paul N. Kierig                       Assistant Secretary
Mary J. McGinn                       Assistant Secretary
Ralph A. Bergholtz                   Assistant Treasurer
Mark A. Bishop                       Assistant Treasurer
Robert B. Bodett                     Assistant Treasurer
Barbara S. Brown                     Assistant Treasurer
Rhonda Hoops                         Assistant Treasurer
Peter S. Horos                       Assistant Treasurer
Thomas C. Jensen                     Assistant Treasurer
David L. Kocourek                    Assistant Treasurer
Daniel C. Leimbach                   Assistant Treasurer
Beth K. Marder                       Assistant Treasurer
Jeffrey A. Mazer                     Assistant Treasurer
Ronald A. Mendel                     Assistant Treasurer
Stephen J. Stone                     Assistant Treasurer
R. Steven Taylor                     Assistant Treasurer
Louise J. Walton                     Assistant Treasurer
Jerry D. Zinkula                     Assistant Treasurer
Errol Cramer                         Corporate Actuary

*The principal business address of Mr. Fusco is One Allstate Drive, P.O. Box 9095, Farmingville, New York 11738. The principal business address of Ms. Alazraki is 1675 Broadway, New York, New York, 10019. The principal business address of Mr. Johnson is 47 Doral Lane, Bay Shore, New York 11706. The principal business address of Mr. O'Brien is 165 E. Loines Avenue, Merrick, New York 11566. The principal business address of Mr. Raben is 60 Wall Street, 15th Floor, New York, New York 10260. The principal business address of Ms. Slacke is 8 John Way, Islandia, New York 11788. The principal business address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Life of New York Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the Township of Northfield, State of Illinois, on the 29th day of September, 2000.

                      ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                                  (REGISTRANT)

                     BY: ALLSTATE LIFE INSURANCE COMPANY OF

                                    NEW YORK

                                   (DEPOSITOR)

                                         By: /s/MICHAEL J. VELOTTA
                                           ----------------------
                                            Michael J. Velotta
                                            Vice President, Secretary and
                                              General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company of New York on the 29th day of September, 2000.


*/THOMAS J. WILSON, II                      President and Director
Thomas J. Wilson, II                        (Principal Executive Officer)

/s/ MICHAEL J. VELOTTA                      Vice President, Secretary, General
Michael J. Velotta                          Counsel and Director

*/KEVIN R. SLAWIN                           Vice President
Kevin R. Slawin                             (Principal Financial Officer)

*/SAMUEL H. PILCH                           Controller
Samuel H. Pilch                             (Principal Accounting Officer)

*/MARCIA D. ALAZRAKI                        Director
Marcia D. Alazraki

**/MARGARET G. DYER                         Director
Margaret G. Dyer

**/MARLA G. FRIEDMAN                        Director and Vice President
Marla G. Friedman

*/VINCENT A. FUSCO                          Director and Chief Operations
Vincent A. Fusco                            Officer

*/CLEVELAND JOHNSON, JR.                    Director
Cleveland Johnson, Jr.

**/JOHN C. LOUNDS                           Director
John C. Lounds

**/J. KEVIN MCCARTHY                        Director
J. Kevin McCarthy

**/KENNETH R. O'BRIEN                       Director
Kenneth R. O'Brien

*/JOHN R. RABEN, JR.                        Director
John R. Raben, Jr.

*/SALLY A. SLACKE                           Director
Sally A. Slacke

**/STEVEN C. VERNEY                         Director
Steven C. Verney

**/PATRICIA W. WILSON                       Director and Vice President
Patricia W. Wilson


*/By Michael J. Velotta, pursuant to Power of Attorney, previously filed.

**/By Micahel J. Velotta, pursuant to Power of Attorney, filed herewith.

EXHIBIT INDEX

Exhibit             Description

9(d)                Opinion and Consent of General Counsel

10(b)               Consent of Freedman, Levy, Kroll & Simonds

(99)(e) Powers of Attorney for Margaret G. Dyer, Marla G. Friedman, John C. Lounds, J. Kevin McCarthy, Kenneth R. O'Brien, Steven C. Verney and Patricia W. Wilson.